Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011
Current Assets:
Cash and cash equivalents	$ 3,275	$ 345
Accounts receivable, less allowance for doubtful accounts and sales returns of $200 in 2012 and $225 in 2011	2,605	4,630
Inventories:
Raw materials	1,921	3,229
Work in process	30	36
Finished goods	981	2,197
Total inventories	2,932	5,462
Other current assets	115	127
Total current assets	8,927	10,564
Property and equipment:
Machinery and equipment	11,976	11,931
Leasehold improvements	608	1,239
Property and equipment, gross	12,584	13,170
Less: accumulated depreciation and amortization	11,886	12,207
Net property and equipment	698	963
Other assets	55	111
Intangible assets, less accumulated amortization of $1,262 in 2012 and $1,099 in 2011	297	1,940
Goodwill	1,453	1,242
Total assets	11,430	14,820
Current liabilities:
Note payable-revolving credit line	121	2,154
Accounts payable	1,017	2,945
Accrued liabilities	766	840
Due to related party - current portion	333	1,500
Total current liabilities	2,237	7,439
Due to related party - long term	1,667	0
Total liabilities	3,904	7,439
Stockholders' Equity:
Common stock, par value $1.00 per share. Authorized 54,000,000 shares; issued and outstanding 10,703,309 at April 30, 2012 and 8,928,309 on April 30, 2011	10,703	8,928
Treasury stock	(45)	0
Additional paid-in capital	10,296	8,622
Accumulated deficit	(13,428)	(10,169)
Total stockholders' equity	7,526	7,381
Total liabilities and stockholders' equity	$ 11,430	$ 14,820